Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Fair Value of Stock Option Grants	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Stock Option Grants [Abstract]
Weighted-average volatility	0.00%	0.00%	0.00%	105.50%	105.50%	103.80%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected life (years)	0 years	0 years	0 years	2 years 219 days	2 years 328 days	3 years
Weighted-average risk-free interest rate	0.00%	0.00%	0.00%	0.40%	0.25%	1.10%